Segment Information - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross Sale		R$ 24,926,166	R$ 24,516,586	R$ 19,925,745
Net sales		20,437,835	20,611,409	16,834,768
Cost of sales		(14,501,725)	(14,160,233)	(12,108,305)
Gross profit		5,936,110	6,451,176	4,726,463
Selling expenses		(959,146)	(1,122,866)	(1,019,234)
General and administrative expenses		(1,790,678)	(1,236,062)	(975,540)
Other expenses, net		176,869	404,686	747,282
Interest in earnings of associates		28,801	1,231	45,066
Interest in earnings of joint ventures		583,001	1,131,406	946,282
Finance results, net		(1,983,996)	(1,967,623)	(1,598,422)
Finance expense		(4,727,561)	(3,690,578)	(2,836,763)
Finance income		407,710	974,604	1,032,158
Foreign exchange, net		(3,258,656)	(526,946)	(1,552,366)
Derivatives		5,594,511	1,275,297	1,758,549
Income taxes		(502,667)	(779,596)	(760,487)
Profit (loss) from continuing operations		1,488,294	2,882,352	2,111,410
Profit (loss) from discontinued operation, net of tax			11,021	(28,230)
Profit (loss) for the year		1,488,294	2,893,373	2,083,180
Profit (loss) attributable to:
Owners of the Company		859,482	1,316,341	975,448
Non-controlling interests		628,812	1,577,032	1,107,732
Profit (loss) for the year		1,488,294	2,893,373	2,083,180
Other select data
Depreciation and amortization		2,340,854	2,287,877	2,051,824
EBITDA		6,315,811	7,917,448	6,522,143
Additions to Property Plant and Equipment Intangible and Contract Assets		4,034,688	2,762,937	2,628,153
Reconciliation of EBITDA
Profit (loss) for the year		1,488,294	2,893,373	2,083,180
Income taxes		502,667	779,596	760,487
Finance results, net		1,983,996	1,967,623	1,598,422
Depreciation and amortization		2,340,854	2,287,877	2,051,824
EBITDA		6,315,811	7,917,448	6,522,143
Brazil [member]
Disclosure of operating segments [line items]
Net sales		18,100,012	18,522,108	14,720,088
Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	24,084,002	24,151,529	19,787,076
External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	842,164	365,057	138,669
Operating segments [member]
Disclosure of operating segments [line items]
Net sales		9,093,170	9,514,222	6,840,011
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Gross Sale		33,198,096	30,458,300	21,296,564
Net sales		31,661,546	28,835,309	19,798,546
Cost of sales		(28,207,626)	(26,951,969)	(18,136,443)
Gross profit		3,453,920	1,883,340	1,662,103
Selling expenses		(1,119,878)	(866,330)	(768,831)
General and administrative expenses		(647,492)	(621,843)	(664,690)
Other expenses, net		161,236	136,695	570,343
Interest in earnings of associates		0	0	0
Interest in earnings of joint ventures		(86,630)	(12,179)	22,139
Finance results, net		(1,023,562)	(759,350)	(318,335)
Finance expense		(1,610,586)	(1,449,680)	(968,066)
Finance income		391,308	471,581	583,546
Foreign exchange, net		(603,224)	(36,107)	(90,780)
Derivatives		798,940	254,856	156,965
Income taxes		(211,932)	117,371	9,007
Profit (loss) from continuing operations			(122,296)	511,736
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		525,662	(122,296)	511,736
Profit (loss) attributable to:
Owners of the Company		503,120	(183,784)	507,580
Non-controlling interests		22,542	61,488	4,156
Profit (loss) for the year		525,662	(122,296)	511,736
Other select data
Depreciation and amortization		4,092,682	2,833,200	2,147,455
EBITDA		5,853,838	3,352,883	2,968,519
Additions to Property Plant and Equipment Intangible and Contract Assets		2,669,052	2,902,907	2,571,359
Reconciliation of EBITDA
Profit (loss) for the year		525,662	(122,296)	511,736
Income taxes		211,932	(117,371)	(9,007)
Finance results, net		1,023,562	759,350	318,335
Depreciation and amortization		4,092,682	2,833,200	2,147,455
EBITDA		5,853,838	3,352,883	2,968,519
Operating segments [member] | Raizen Energia S.A. [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	23,153,941	24,180,375	16,271,074
Operating segments [member] | Raizen Energia S.A. [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	10,044,155	6,277,925	5,025,490
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Net sales		86,388,176	100,514,154	85,204,091
Operating segments [member] | Raizen Combustiveis [member] | Brazil [member]
Disclosure of operating segments [line items]
Gross Sale		79,748,342	92,116,093	85,793,511
Net sales		76,387,354	87,946,233	81,960,154
Cost of sales		(73,450,143)	(84,137,215)	(78,223,747)
Gross profit		2,937,211	3,809,018	3,736,407
Selling expenses		(1,413,556)	(1,489,100)	(1,378,292)
General and administrative expenses		(437,681)	(486,149)	(479,848)
Other expenses, net		263,271	1,810,364	455,250
Interest in earnings of associates		(88,323)	115,168	(9,954)
Interest in earnings of joint ventures		(937)	4,973	1
Finance results, net		(204,275)	(216,381)	(445,909)
Finance expense		(619,403)	(649,509)	(460,734)
Finance income		263,493	268,801	206,718
Foreign exchange, net		(3,154,960)	(259,014)	(763,008)
Derivatives		3,306,595	423,341	571,115
Income taxes		(362,349)	(1,013,037)	(443,136)
Profit (loss) from continuing operations			2,534,856	1,434,519
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		693,361	2,534,856	1,434,519
Profit (loss) attributable to:
Owners of the Company		666,379	2,467,692	1,386,361
Non-controlling interests		26,982	67,164	48,158
Profit (loss) for the year		693,361	2,534,856	1,434,519
Other select data
Depreciation and amortization		306,142	284,952	191,114
EBITDA		1,566,127	4,049,226	2,514,678
Additions to Property Plant and Equipment Intangible and Contract Assets		229,473	339,987	51,424
Reconciliation of EBITDA
Profit (loss) for the year		693,361	2,534,856	1,434,519
Income taxes		362,349	1,013,037	443,136
Finance results, net		204,275	216,381	445,909
Depreciation and amortization		306,142	284,952	191,114
EBITDA		1,566,127	4,049,226	2,514,678
Operating segments [member] | Raizen Combustiveis [member] | ARGENTINA [member]
Disclosure of operating segments [line items]
Gross Sale		14,886,280	17,655,659	4,497,337
Net sales		10,000,822	12,567,921	3,243,937
Cost of sales		(9,142,729)	(11,340,151)	(3,074,701)
Gross profit		858,093	1,227,770	169,236
Selling expenses		(731,322)	(713,874)	(128,443)
General and administrative expenses		(178,560)	(124,674)	(46,400)
Other expenses, net		129,619	73,942	11,566
Interest in earnings of associates		0	0	0
Interest in earnings of joint ventures		0	0	0
Finance results, net		(203,430)	(320,506)	(7,692)
Finance expense		(115,782)	(81,237)	(12,818)
Finance income		35,877	26,954	5,686
Foreign exchange, net		(63,278)	(276,256)	(560)
Derivatives		(60,247)	10,033	0
Income taxes		37,277	(27,490)	(8,221)
Profit (loss) from continuing operations			115,168	(9,954)
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		(88,323)	115,168	(9,954)
Profit (loss) attributable to:
Owners of the Company		(88,323)	115,168	(9,954)
Non-controlling interests		0	0	0
Profit (loss) for the year		(88,323)	115,168	(9,954)
Other select data
Depreciation and amortization		660,415	507,702	76,140
EBITDA		738,245	970,866	82,099
Additions to Property Plant and Equipment Intangible and Contract Assets		260,890	343,367	343,367
Reconciliation of EBITDA
Profit (loss) for the year		(88,323)	115,168	(9,954)
Income taxes		(37,277)	27,490	8,221
Finance results, net		203,430	320,506	7,692
Depreciation and amortization		660,415	507,702	76,140
EBITDA		738,245	970,866	82,099
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member] | Brazil [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	79,748,342	90,619,697	83,350,683
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member] | ARGENTINA [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	14,886,280	17,655,659	4,497,337
Operating segments [member] | Raizen Combustiveis [member] | External market [member] | Brazil [member]
Disclosure of operating segments [line items]
Gross Sale	[1]		1,496,396	2,442,828
Operating segments [member] | Raizen Combustiveis [member] | External market [member] | ARGENTINA [member]
Disclosure of operating segments [line items]
Gross Sale	[1]		0	0
Operating segments [member] | Gas and Energy [Member]
Disclosure of operating segments [line items]
Gross Sale		12,024,615	12,007,634	8,695,208
Net sales		9,093,170	9,514,222	6,840,011
Cost of sales		(6,434,190)	(6,402,338)	(4,901,715)
Gross profit		2,658,980	3,111,884	1,938,296
Selling expenses		(454,131)	(614,492)	(613,046)
General and administrative expenses		(577,474)	(404,441)	(367,670)
Other expenses, net		56,176	(31,534)	763,608
Interest in earnings of associates		0	0	0
Interest in earnings of joint ventures		0	0	0
Finance results, net		(282,773)	(180,381)	78,773
Finance expense		(374,252)	(495,958)	(504,071)
Finance income		72,500	315,634	581,181
Foreign exchange, net		(150,227)	(27,518)	(93,780)
Derivatives		169,206	27,461	95,443
Income taxes		(460,312)	(588,389)	(540,995)
Profit (loss) from continuing operations			1,292,647	1,258,966
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		940,466	1,292,647	1,258,966
Profit (loss) attributable to:
Owners of the Company		923,420	1,255,369	1,008,190
Non-controlling interests		17,046	37,278	250,776
Profit (loss) for the year		940,466	1,292,647	1,258,966
Other select data
Depreciation and amortization		500,714	459,584	464,517
EBITDA		2,184,265	2,521,001	2,185,705
Additions to Property Plant and Equipment Intangible and Contract Assets		1,006,881	775,769	531,739
Reconciliation of EBITDA
Profit (loss) for the year		940,466	1,292,647	1,258,966
Income taxes		460,312	588,389	540,995
Finance results, net		282,773	180,381	(78,773)
Depreciation and amortization		500,714	459,584	464,517
EBITDA		2,184,265	2,521,001	2,185,705
Operating segments [member] | Gas and Energy [Member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	12,024,615	12,007,634	8,695,208
Operating segments [member] | Gas and Energy [Member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]		0	0
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Gross Sale		5,588,754	5,072,163	4,381,188
Net sales		4,415,575	4,046,296	3,449,949
Cost of sales		(3,380,304)	(3,185,745)	(2,781,084)
Gross profit		1,035,271	860,551	668,865
Selling expenses		(471,829)	(492,482)	(393,317)
General and administrative expenses		(229,672)	(173,212)	(132,336)
Other expenses, net		34,876	31,806	2,393
Interest in earnings of associates		0	439	(349)
Interest in earnings of joint ventures		0	0	0
Finance results, net		(129,342)	(96,794)	(27,279)
Finance expense		(30,910)	(38,514)	(35,157)
Finance income		20,086	22,385	9,928
Foreign exchange, net		(161,636)	(92,989)	(26,875)
Derivatives		43,118	12,324	24,825
Income taxes		(87,941)	(55,206)	(49,439)
Profit (loss) from continuing operations			75,102	68,538
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		151,363	75,102	68,538
Profit (loss) attributable to:
Owners of the Company		104,570	72,971	67,882
Non-controlling interests		46,793	2,131	656
Profit (loss) for the year		151,363	75,102	68,538
Other select data
Depreciation and amortization		108,687	97,827	91,972
EBITDA		477,333	324,929	237,228
Additions to Property Plant and Equipment Intangible and Contract Assets		29,658	32,854	47,346
Reconciliation of EBITDA
Profit (loss) for the year		151,363	75,102	68,538
Income taxes		87,941	55,206	49,439
Finance results, net		129,342	96,794	27,279
Depreciation and amortization		108,687	97,827	91,972
EBITDA		477,333	324,929	237,228
Operating segments [member] | Moove [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	5,117,770	4,948,678	4,242,819
Operating segments [member] | Moove [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	470,984	123,485	138,369
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Gross Sale		7,349,804	7,473,730	6,889,477
Net sales		6,966,159	7,087,840	6,584,937
Cost of sales		(4,721,507)	(4,608,781)	(4,465,634)
Gross profit		2,244,652	2,479,059	2,119,303
Selling expenses		(30,670)	(6,983)	(12,871)
General and administrative expenses		(411,336)	(364,555)	(301,698)
Other expenses, net		128,388	(24,084)	(65,303)
Interest in earnings of associates		13,087	21,876	10,179
Interest in earnings of joint ventures		0	0	0
Finance results, net		(1,503,221)	(1,197,817)	(1,208,820)
Finance expense		(2,920,241)	(1,871,221)	(1,518,156)
Finance income		177,206	202,875	224,531
Foreign exchange, net		(1,577,342)	(205,839)	(668,064)
Derivatives		2,817,156	676,368	752,869
Income taxes		(169,990)	(129,247)	(268,439)
Profit (loss) from continuing operations			778,249	272,351
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		270,910	778,249	272,351
Profit (loss) attributable to:
Owners of the Company		43,602	157,216	54,114
Non-controlling interests		227,308	621,033	218,237
Profit (loss) for the year		270,910	778,249	272,351
Other select data
Depreciation and amortization		1,715,527	1,716,185	1,491,306
EBITDA		3,659,648	3,821,498	3,240,916
Additions to Property Plant and Equipment Intangible and Contract Assets		2,979,213	1,943,063	1,996,746
Reconciliation of EBITDA
Profit (loss) for the year		270,910	778,249	272,351
Income taxes		169,990	129,247	268,439
Finance results, net		1,503,221	1,197,817	1,208,820
Depreciation and amortization		1,715,527	1,716,185	1,491,306
EBITDA		3,659,648	3,821,498	3,240,916
Operating segments [member] | Logistics [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	6,978,624	7,232,158	6,889,177
Operating segments [member] | Logistics [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	371,180	241,572	300
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Gross Sale		880	106	0
Net sales		818	98	(1)
Cost of sales		(3,611)	(416)	0
Gross profit		(2,793)	(318)	(1)
Selling expenses		(2,516)	(8,909)	0
General and administrative expenses		(572,196)	(293,854)	(173,836)
Other expenses, net		(42,571)	428,498	46,584
Interest in earnings of associates		1,746,969	2,822,914	2,119,282
Interest in earnings of joint ventures		583,001	1,131,406	946,282
Finance results, net		(68,660)	(492,631)	(441,096)
Finance expense		(1,402,158)	(1,284,885)	(779,379)
Finance income		137,918	433,710	216,518
Foreign exchange, net		(1,369,451)	(200,600)	(763,647)
Derivatives		2,565,031	559,144	885,412
Income taxes		215,576	(6,754)	98,386
Profit (loss) from continuing operations			3,580,352	2,595,601
Profit (loss) from discontinued operation, net of tax			11,021	(28,230)
Profit (loss) for the year		1,856,810	3,591,373	2,567,371
Profit (loss) attributable to:
Owners of the Company		1,519,145	3,586,632	2,562,278
Non-controlling interests		337,665	4,741	5,093
Profit (loss) for the year		1,856,810	3,591,373	2,567,371
Other select data
Depreciation and amortization		15,926	14,281	4,029
EBITDA		1,725,820	4,094,018	2,942,340
Additions to Property Plant and Equipment Intangible and Contract Assets		18,936	11,251	52,322
Reconciliation of EBITDA
Profit (loss) for the year		1,856,810	3,591,373	2,567,371
Income taxes		(215,576)	6,754	(98,386)
Finance results, net		68,660	492,631	441,096
Depreciation and amortization		15,926	14,281	4,029
EBITDA		1,725,820	4,094,018	2,942,340
Unallocated amounts [member] | Cosan Corporate [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	880	106	0
Unallocated amounts [member] | Cosan Corporate [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]		0	0
Deconsolidation Of Joint Ventures [member]
Disclosure of operating segments [line items]
Gross Sale		(127,832,718)	(140,230,052)	(111,587,412)
Net sales		(118,049,722)	(129,349,463)	(105,002,637)
Cost of sales		110,800,498	122,429,335	99,434,891
Gross profit		(7,249,224)	(6,920,128)	(5,567,746)
Selling expenses		3,264,756	3,069,304	2,275,566
General and administrative expenses		1,263,733	1,232,666	1,190,938
Other expenses, net		(554,126)	(2,021,001)	(1,037,159)
Interest in earnings of associates		88,323	(115,168)	9,954
Interest in earnings of joint ventures		87,567	7,206	(22,140)
Finance results, net		1,431,267	1,296,237	771,936
Finance expense		2,345,771	2,180,426	1,441,618
Finance income		(690,678)	(767,336)	(795,950)
Foreign exchange, net		3,821,462	571,377	854,348
Derivatives		(4,045,288)	(688,230)	(728,080)
Income taxes		537,004	923,156	442,350
Profit (loss) from continuing operations			(2,527,728)	(1,936,301)
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		(1,130,700)	(2,527,728)	(1,936,301)
Profit (loss) attributable to:
Owners of the Company		(1,081,176)	(2,399,076)	(1,883,987)
Non-controlling interests		(49,524)	(128,652)	(52,314)
Profit (loss) for the year		(1,130,700)	(2,527,728)	(1,936,301)
Other select data
Depreciation and amortization		(5,059,239)	(3,625,854)	(2,414,709)
EBITDA		(8,158,210)	(8,372,975)	(5,565,296)
Additions to Property Plant and Equipment Intangible and Contract Assets		(3,159,415)	(3,586,261)	(2,966,150)
Reconciliation of EBITDA
Profit (loss) for the year		(1,130,700)	(2,527,728)	(1,936,301)
Income taxes		(537,004)	(923,156)	(442,350)
Finance results, net		(1,431,267)	(1,296,237)	(771,936)
Depreciation and amortization		(5,059,239)	(3,625,854)	(2,414,709)
EBITDA		(8,158,210)	(8,372,975)	(5,565,296)
Deconsolidation Of Joint Ventures [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	(117,788,563)	(132,455,731)	(104,119,094)
Deconsolidation Of Joint Ventures [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	(10,044,155)	(7,774,321)	(7,468,318)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Gross Sale		(37,887)	(37,047)	(40,128)
Net sales		(37,887)	(37,047)	(40,128)
Cost of sales		37,887	37,047	40,128
Gross profit		0	0	0
Selling expenses		0	0	0
General and administrative expenses		0	0	0
Other expenses, net		0	0	0
Interest in earnings of associates		(1,731,255)	(2,843,998)	(2,084,046)
Interest in earnings of joint ventures		0	0	0
Finance results, net		0	0	0
Finance expense		0	0	0
Finance income		0	0	0
Foreign exchange, net		0	0	0
Derivatives		0	0	0
Income taxes		0	0	0
Profit (loss) from continuing operations			(2,843,998)	(2,084,046)
Profit (loss) from discontinued operation, net of tax			0	0
Profit (loss) for the year		(1,731,255)	(2,843,998)	(2,084,046)
Profit (loss) attributable to:
Owners of the Company		(1,731,255)	(3,755,847)	(2,717,016)
Non-controlling interests		0	911,849	632,970
Profit (loss) for the year		(1,731,255)	(2,843,998)	(2,084,046)
Other select data
Depreciation and amortization		0	0	0
EBITDA		(1,731,255)	(2,843,998)	(2,084,046)
Additions to Property Plant and Equipment Intangible and Contract Assets		0	0	0
Reconciliation of EBITDA
Profit (loss) for the year		(1,731,255)	(2,843,998)	(2,084,046)
Income taxes		0	0	0
Finance results, net		0	0	0
Depreciation and amortization		0	0	0
EBITDA		(1,731,255)	(2,843,998)	(2,084,046)
Elimination of intersegment amounts [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	(37,887)	(37,047)	(40,128)
Elimination of intersegment amounts [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]		R$ 0	R$ 0

[1]	Domestic markets: sales within the countries where each entity is located; external markets: sales export.